Shareholder Report, Line Graph (Details) 197272_Pacer Swan SOS Fund of Funds ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Dec. 29, 2020	Oct. 31, 2025
Pacer Swan SOS Fund of Funds ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Pacer Swan SOS Fund of Funds ETF NAV
Accumulated Value	$ 14,125	$ 11,753	$ 10,643	$ 11,101	$ 10,000	$ 15,720
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	$ 16,230	$ 11,759	$ 10,677	$ 12,503	$ 10,000	$ 19,712
S&P 500 Price Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Price Return Index